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                          THE PARKSTONE GROUP OF FUNDS
                           THE PARKSTONE TREASURY FUND
                              INSTITUTIONAL SHARES
                                INVESTOR A SHARES

                         Supplement dated April 24, 1997
                      to Prospectus dated October 8, 1996,
                        as Supplemented October 16, 1996,
                    December 20, 1996, and February 25, 1997

         The Prospectus for The Parkstone Treasury Fund is hereby amended to remove the ability of the Fund to engage in the lending of portfolio securities. Consequently, the first sentence of the section of your Prospectus entitled "RISK FACTORS AND INVESTMENT TECHNIQUES-Lending Portfolio Securities" (page 49 of the Institutional Shares Prospectus and page 51 of the Investor A Shares Prospectus) is amended as follows:

          In order to generate additional income, each Fund except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


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                          THE PARKSTONE GROUP OF FUNDS
                           THE PARKSTONE TREASURY FUND

                         Supplement dated April 24, 1997
                     to Statement of Additional Information
                             dated December 30, 1996

         The Statement of Additional Information for The Parkstone Group of Funds is hereby amended to remove the ability of The Parkstone Treasury Fund to engage in the lending of portfolio securities. Consequently, the first sentence of the section of your Statement of Additional Information entitled "Lending of Portfolio Securities" (page 16 of the Statement of Additional Information) is amended as follows:


          In order to generate additional income, each of the Funds except the Treasury Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities.


                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
          THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE